Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2013
Employee Benefit Plans [Abstract]
Summary Of Shares Held In The ESOP Trust

	2013	2012
	(Dollars in thousands)
Allocated ESOP shares	4,892,642	4,723,590
Unreleased ESOP shares	4,460,346	5,012,336
Total ESOP shares	9,352,988	9,735,926

Fair value of unreleased ESOP shares	$55,442	$59,948